Segment Information (Schedule Of Lease Revenue By Segment) (Details) (Customer Concentration Risk [Member], Total Lease Revenue [Member])	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Russia [Member]
Segment Reporting Information [Line Items]
Percentage of lease revenue	10.30%	11.30%	6.90%
Germany [Member]
Segment Reporting Information [Line Items]
Percentage of lease revenue	9.30%	12.00%	16.30%
Minimum [Member]
Segment Reporting Information [Line Items]
Percentage of lease revenue	10.00%